CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2025
Disclosure of Capital Management [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
Our partnership’s approach to capital management is focused on maximizing returns to unitholders and ensuring capital is deployed in a manner consistent with achieving our investment return objectives.
Invested Capital, which tracks the amount of capital that has been contributed to our partnership, is a measure we utilize to assess returns on capital deployed, relative to targeted returns. Investment decisions are based on, amongst other measures and factors, targeted returns on Invested Capital of 12% to 15%+ annually over the long term. We measure return on Invested Capital as Adjusted Funds from Operations (“AFFO”), less estimated returns of capital on operations that are not perpetual in nature, divided by the weighted average Invested Capital for the period.
We define AFFO as FFO less capital expenditures required to maintain the current performance of our operations (maintenance capital expenditures). We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Partnership Capital	$29,649	$29,853
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(20,909)	(20,568)
Deficit	6,284	5,674
Accumulated other comprehensive income	(1,505)	(1,335)
Ownership changes and other	(653)	(653)
Invested Capital	$12,866	$12,971
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2025 and 2024:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Opening balance	$12,973	$13,035	$12,971	$13,032
Net redemption of preferred units	(96)	—	(96)	—
Repurchase of limited partnership units	(14)	—	(14)	—
Issuance of limited partnership units	3	3	5	6
Ending balance	$12,866	$13,038	$12,866	$13,038
Weighted Average Invested Capital	$12,961	$13,035	$12,966	$13,034